FAIR VALUE DISCLOSURES - Reconciliation of Gains and Losses on Level 3 Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Fair Value Disclosures [Abstract]
Beginning balance	$ 44,182	$ 32,945	$ 35,857
Accretion (amortization)	(4,808)	(93)	(104)
Increase (decrease) fair value	3,752	(865)	(99)
Settlements	(8,125)	(4,977)	(2,709)
Transfers Into Level 3	10,815	17,172	0
Ending balance	$ 45,816	$ 44,182	$ 32,945
Fair Value, Asset, Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Interest and Dividend Income, Securities, Operating	Interest and Dividend Income, Securities, Operating	Interest and Dividend Income, Securities, Operating